FINANCIAL INFORMATION OF PARENT COMPANY (Condensed Balance Sheets) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares		Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2013 $ / shares
Current assets:
Cash and cash equivalents	¥ 457,340	$ 66,517	¥ 244,809	[1]		¥ 917,319
Prepayments and other current assets	286,149	41,619	214,636	[1]
Amounts due from subsidiaries and VIE	32,270	4,693	88,795	[1]
Total current assets	3,252,423	473,045	2,466,280	[1]
Equity investment without readily determinable fair value | ¥	9,020		12,146
TOTAL ASSETS	4,015,824	584,077	2,978,969	[1]
Current liabilities:
Other current liabilities | ¥	15,165		13,806
Total current liabilities	1,748,736	254,343	1,148,822	[1]
TOTAL LIABILITIES	1,820,808	264,826	1,152,532	[1]
SHAREHOLDERS' EQUITY
Additional paid-in capital	1,903,503	276,853	1,823,925
Retained earnings/ (Accumulated deficit)	244,712	35,592	(25,000)
Accumulated other comprehensive income	29,222	4,250	9,995
Total shareholders' equity	2,177,543	316,710	1,809,023
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	4,015,824	584,077	2,978,969
Ordinary shares:
Par value | $ / shares								$ 0.0001
Class A ordinary shares [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 98	$ 14	¥ 95
Ordinary shares:
Par value | $ / shares		$ 0.0001			$ 0.0001
Shares authorized	470,000,000	470,000,000	470,000,000		470,000,000
Shares issued	159,247,873	159,247,873	152,824,659		152,824,659
Shares outstanding	159,247,873	159,247,873	152,824,659		152,824,659
Class B ordinary shares [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 8	$ 1	¥ 8
Ordinary shares:
Par value | $ / shares		$ 0.0001			$ 0.0001
Shares authorized	30,000,000	30,000,000	30,000,000		30,000,000
Shares issued	13,300,738	13,300,738	13,300,738		13,300,738
Shares outstanding	13,300,738	13,300,738	13,300,738		13,300,738
Parent Company [Member]
Current assets:
Cash and cash equivalents	¥ 67,513	$ 9,819	¥ 313,138		$ 45,544	¥ 460,670	¥ 254,213
Prepayments and other current assets	1,047	152	5,434
Amounts due from subsidiaries and VIE	1,069,402	155,539	859,678
Total current assets	1,137,962	165,510	1,178,250
Investments in subsidiaries and VIE	1,040,658	151,357	630,442
Equity investment without readily determinable fair value | ¥			6,682
TOTAL ASSETS	2,178,620	316,867	1,815,374
Current liabilities:
Other current liabilities	1,077	157	6,351
Total current liabilities	1,077	157	6,351
TOTAL LIABILITIES	1,077	157	6,351
SHAREHOLDERS' EQUITY
Additional paid-in capital	1,903,503	276,853	1,823,925
Retained earnings/ (Accumulated deficit)	244,712	35,592	(25,000)
Accumulated other comprehensive income	29,222	4,250	9,995
Total shareholders' equity	2,177,543	316,710	1,809,023
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	2,178,620	316,867	1,815,374
Parent Company [Member] | Class A ordinary shares [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 98	$ 14	¥ 95
Ordinary shares:
Par value | $ / shares		$ 0.0001			$ 0.0001
Shares authorized	470,000,000	470,000,000	470,000,000		470,000,000
Shares issued	159,247,873	159,247,873	152,824,659		152,824,659
Shares outstanding	159,247,873	159,247,873	152,824,659		152,824,659
Parent Company [Member] | Class B ordinary shares [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 8	$ 1	¥ 8
Ordinary shares:
Par value | $ / shares		$ 0.0001			$ 0.0001
Shares authorized	30,000,000	30,000,000	30,000,000		30,000,000
Shares issued	13,300,738	13,300,738	13,300,738		13,300,738
Shares outstanding	13,300,738	13,300,738	13,300,738		13,300,738

[1]	Refer to Note 2 for details on the adoption of the new revenue recognition accounting standard and the impact on previously reported results.